Investment Objectives and Goals	May 31, 2026
MFS Aggressive Growth Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Aggressive Growth Allocation Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund's investment objective is to seek a high level of total return consistent with an aggressive level of risk relative to the other MFS Asset Allocation Funds. (The MFS Asset Allocation Funds currently are MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.)

MFS Blended Research Growth Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® Growth Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Blended Research Small Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® Small Cap Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Blended Research Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® Mid Cap Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Blended Research Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® Value Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Conservative Allocation Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund's investment objective is to seek a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Funds. (The MFS Asset Allocation Funds currently are MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.)

MFS Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Emerging Markets Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Growth Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Growth Allocation Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund's investment objective is to seek a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Funds. (The MFS Asset Allocation Funds currently are MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.)

MFS International Diversification Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® International Diversification Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® International Growth Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS International Intrinsic Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® International Intrinsic Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS International Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® International Value Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Managed Wealth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Managed Wealth Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return.
MFS Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Moderate Allocation Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund's investment objective is to seek a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Funds. (The MFS Asset Allocation Funds currently are MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.)